Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Current provisions and other current liabilities
Summary of reconciliation of the current provisions
Development of current provisions
in € THOUS
	January 1, 2018	Foreigncurrency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2018

FCPA related charge	210.616	-	-	(63.836)	-	77.200	-	223.980
Self-insurance programs	223.536	9.510	(582)	(154.958)	-	120.801	-	198.307
Personnel expenses	28.786	142	220	(15.939)	(7.807)	11.134	25.894	42.430
Risk of lawsuit	14.918	(345)	-	(6.513)	(5)	24.249	-	32.304
Other current provisions	25.056	495	327	(8.922)	(3.027)	13.566	-	27.495
Current provisions	502.912	9.802	(35)	(250.168)	(10.839)	246.950	25.894	524.516

Schedule of other current liabilities
Other current liabilities
in € THOUS
	2018	2017

Personnel liabilities	654.457	705.534
Noncontrolling interests subject to put provisions	494.576	469.549
Unapplied cash and receivable credits	364.657	311.925
Invoices outstanding	150.754	160.196
Rent and lease obligations	138.210	111.196
Withholding tax and VAT	100.086	100.327
Interest liabilities	92.961	99.493
Variable payments outstanding for acquisitions	57.217	14.712
Legal matters, advisory and audit fees	38.778	38.553
Contract liabilities	37.628	-
Bonuses, commissions	26.831	26.800
Liabilities for insurance premiums	16.375	7.733
Derivatives	8.216	11.702
Subsidiary Stock Incentive Plan	26	30.697
Other liabilities	199.000	267.401
Other current liabilities	2.379.772	2.355.818